Electric plant, construction and related agreements - Narrative (Details) $ in Millions		1 Months Ended		6 Months Ended		12 Months Ended
	Mar. 01, 2021 MW	Apr. 30, 2020	Aug. 31, 2018 USD ($)	Dec. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) unit MW
Vogtle Units No. 3 & No. 4
Public Utility Property Plant and Equipment
Ownership interest (as a percent)				30.00%		30.00%
Total investment in additional Vogtle units				$ 6,000.0		$ 6,000.0
Additional construction costs exceeds EAC			$ 800.0
Estimated construction project-level contingency			$ 240.0
Excess project contingency, total					$ 75.0
Ownership amount of excess project contingency					23.0
Additional construction contingency, total					250.0	375.0
Ownership amount of additional project level contingency					$ 75.0	112.5
Additional construction contingency, construction productivity and field support				10.0
Ownership amount of additional construction contingency, construction productivity and field support				$ 3.0
Workforce reduction, percent		20.00%
Monthly delay cost						55.0
Vogtle Units No. 3 & No. 4 | Minimum
Public Utility Property Plant and Equipment
COVID related costs						325.0
Ownership amount of COVID related costs						98.0
Vogtle Units No. 3 & No. 4 | Maximum
Public Utility Property Plant and Equipment
COVID related costs						415.0
Ownership amount of COVID related costs						$ 125.0
Vogtle Units No. 3 & No. 4 | Ownership participation agreement
Public Utility Property Plant and Equipment
Number of additional nuclear units | unit						2
Ownership interest (as a percent)				30.00%		30.00%
Project budget						$ 7,500.0
Vogtle Units No. 3 & No. 4 | EPC Agreement | Westinghouse Electric Company LLC and Stone & Webster, Inc.
Public Utility Property Plant and Equipment
Number of nuclear units | unit						2
Generating capacity of each nuclear unit (in megawatts) | MW						1,100
Vogtle Units No. 3 & No. 4 | Services Agreement | Westinghouse Electric Company LLC and Stone & Webster, Inc.
Public Utility Property Plant and Equipment
Written notice period for termination of agreement						30 days
Vogtle Unit Number 3
Public Utility Property Plant and Equipment
Delay period						4 months
Vogtle Unit Number 4
Public Utility Property Plant and Equipment
Delay period						3 months
Monthly delay cost						$ 25.0
Natural Gas Processing Plant | Subsequent Event
Public Utility Property Plant and Equipment
Generating capacity of each nuclear unit (in megawatts) | MW	511